S000006642 [Member] Investment Strategy - Loomis Sayles High Income Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest substantially all of its assets, and may invest up to 100% of its assets, in high income securities (“High-Income Securities”). High-Income Securities are fixed-income securities that Loomis Sayles believes have the potential to generate relatively high levels of current income. High-Income Securities are often rated below investment-grade (below investment-grade securities are sometimes referred to as “high-yield securities” or “junk bonds”). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four rating categories). The Fund’s fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest approximately 20% of its assets in investment-grade fixed-income securities. The Fund may invest a portion of its assets in senior floating-rate loans made to U.S. and foreign borrowers. A significant portion of the securities purchased by the Fund may be issued by smaller-capitalization companies. There is no minimum rating for debt in which the Fund may invest.
Under normal market conditions, the Fund may invest up to 40% of its assets in foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg. The Fund may also invest in derivatives, including swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security), purchasing or selling options or futures contracts to manage interest rate and credit risk.
The Fund’s investments may include, among other things, corporate debt securities, U.S. government obligations, U.S. dollar denominated foreign securities, zero-coupon and pay-in-kind securities, loan assignments and participations, delayed funding loans and revolving credit facilities, commercial paper, mortgage-backed securities, collateralized mortgage obligations, mortgage dollar rolls, collateralized debt and loan obligations and other asset-backed securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, when-issued securities, municipal bonds, bank loans, repurchase agreements, debt-linked and equity-linked securities, convertible securities, preferred shares and illiquid securities.
In deciding which High-Income Securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, yield, coupon rate, current interest rates, current valuations and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those types of investments. As part of its investment approach, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles Loomis Sayles believes have the potential to stabilize or improve. With respect to investments in foreign securities, Loomis Sayles will consider the global economic environment, and the economic environment of the relevant country, taking into account factors such as GDP growth, inflation and other economic conditions, monetary policy, fiscal policy, leadership and social stability.
Loomis Sayles may invest significantly in securities whose price Loomis Sayles believes is more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates.